Share-based payments - Equity share option 2019 (Equity settled) (Details) - Equity share option 2019 (Equity settled)	12 Months Ended
Dec. 31, 2019 Options € / shares shares
Member of the supervisory board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Options	396,522
Number of common shares per option granted | shares	1
Exercise price of share options	€ 12.58
Vesting period	3 years
Vesting percentage	33.33%
Weighted average remaining contractual life of outstanding share options	10 years
Weighted average fair value of options outstanding	€ 9.08
Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%